Income taxes	6 Months Ended
Sep. 30, 2016
Income taxes

12. Income taxes

The following table presents the components of Income tax expense for the six months ended September 30, 2015 and 2016:

	Six months ended September 30,
	2015	2016
	(in millions of yen)
Current tax expense	137,371	102,390
Deferred tax expense (benefit)	29,890	(27,875)

Total income tax expense	167,261	74,515

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2015 and 2016. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2015	2016
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(86,790)	(21,562)
Less: reclassification adjustments	(34,567)	(38,351)

Total	(121,357)	(59,913)

Foreign currency translation adjustments:
Unrealized gains (losses)	—	(126)
Less: reclassification adjustments	—	—

Total	—	(126)

Pension liability adjustments:
Unrealized gains (losses)	(118)	239
Less: reclassification adjustments	(692)	87

Total	(810)	326

Total tax effect before allocation to noncontrolling interests	(122,167)	(59,713)

The statutory tax rates were 33.06% and 30.86% as of September 30, 2015 and 2016, respectively. The effective tax rates, 30.83% and 16.30% for the six months ended September 30, 2015 and 2016, respectively, differed from the statutory tax rates. The significant difference of the tax rates for the six months ended September 30, 2016 resulted mainly from the reversal of an outside basis difference related to foreign subsidiaries due to their organizational restructuring and was partially offset by an increase in the valuation allowance.

At September 30, 2016, the MHFG Group had net operating loss carryforwards totaling ¥1,613 billion.

The total amount of unrecognized tax benefits was ¥1,443 million at September 30, 2016, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

A portion of unrecognized tax benefits at March 31, 2016 was resolved in the six months period ended September 30, 2016, of which the amount was immaterial. The amount of additional unrecognized tax benefits for the period related to the tax positions taken was also immaterial. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.